Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 26,333
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	10,436
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	28,293
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	10,436
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5	9,648
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	10,436
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 7	4,347
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 8	64,274
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 9	$ 35,655